INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended		36 Months Ended
	Jan. 01, 2008	Dec. 31, 2022	Dec. 31, 2021	Oct. 11, 2020
Statutory income tax rate		21.00%
Income tax rate		27.70%	20.20%
Income tax description		The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax.
Deferred tax assets		$ 0	$ 0
Sichuan Wetouch Technology Co. Ltd. [Member]
Income tax description		On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023.
HONG KONG
Income tax rate		16.50%
PRC [Member]
Statutory income tax rate	25.00%	25.00%
Income tax rate				15.00%